Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Cash and deposits	$ 1,314	$ 2,183	$ 1,508	$ 884
Cash on deposit in NIS, bearing interest	53	51
Interest rate on deposits held in banks	0.41%	1.00%
Deposits held in banks used as collateral for bank guarantees	$ 41	$ 41